Quarterly Holdings Report
for
Fidelity Simplicity RMD 2015 Fund℠
October 31, 2021
RW36-NPRT1-1221
1.858599.115
Domestic Equity Funds - 19.4%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (a)	16,454	222,956
Fidelity Series Blue Chip Growth Fund (a)	20,374	351,451
Fidelity Series Commodity Strategy Fund (a)	213,320	910,876
Fidelity Series Growth Company Fund (a)	31,283	894,380
Fidelity Series Intrinsic Opportunities Fund (a)	45,190	909,216
Fidelity Series Large Cap Stock Fund (a)	40,953	795,307
Fidelity Series Large Cap Value Index Fund (a)	18,390	296,269
Fidelity Series Opportunistic Insights Fund (a)	18,942	462,375
Fidelity Series Small Cap Discovery Fund (a)	6,758	99,205
Fidelity Series Small Cap Opportunities Fund (a)	21,930	329,822
Fidelity Series Stock Selector Large Cap Value Fund (a)	42,744	675,780
Fidelity Series Value Discovery Fund (a)	29,756	517,461
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,196,709)		6,465,098

International Equity Funds - 19.6%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	27,679	408,821
Fidelity Series Emerging Markets Fund (a)	23,344	264,026
Fidelity Series Emerging Markets Opportunities Fund (a)	96,334	2,378,486
Fidelity Series International Growth Fund (a)	51,326	1,052,702
Fidelity Series International Small Cap Fund (a)	13,191	318,168
Fidelity Series International Value Fund (a)	89,774	1,043,172
Fidelity Series Overseas Fund (a)	71,948	1,049,718
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $5,091,014)		6,515,093

Bond Funds - 48.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	58,245	587,691
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	71,424	716,382
Fidelity Series Emerging Markets Debt Fund (a)	19,991	183,321
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	6,084	60,471
Fidelity Series Floating Rate High Income Fund (a)	3,944	36,762
Fidelity Series High Income Fund (a)	22,002	210,344
Fidelity Series Inflation-Protected Bond Index Fund (a)	210,125	2,366,004
Fidelity Series International Credit Fund (a)	519	5,164
Fidelity Series International Developed Markets Bond Index Fund (a)	40,061	392,595
Fidelity Series Investment Grade Bond Fund (a)	903,485	10,552,704
Fidelity Series Long-Term Treasury Bond Index Fund (a)	115,152	979,941
Fidelity Series Real Estate Income Fund (a)	10,667	125,443
TOTAL BOND FUNDS (Cost $15,682,035)		16,216,822

Short-Term Funds - 12.3%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 0.07% (a)(b)	3,332,342	3,332,342
Fidelity Series Short-Term Credit Fund (a)	76,082	766,910
TOTAL SHORT-TERM FUNDS (Cost $4,092,169)		4,099,252

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $30,061,927)	33,296,265
NET OTHER ASSETS (LIABILITIES) - 0.0%	(692)
NET ASSETS - 100.0%	33,295,573

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	590,115	4,607	-	2	2,181	587,691
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	719,766	5,723	-	(4)	2,343	716,382
Fidelity Series All-Sector Equity Fund	193,288	25,543	6,437	-	279	10,283	222,956
Fidelity Series Blue Chip Growth Fund	302,928	93,147	15,922	53,793	624	(29,326)	351,451
Fidelity Series Canada Fund	341,561	56,357	9,267	-	3	20,167	408,821
Fidelity Series Commodity Strategy Fund	849,404	316,607	58,585	264,372	(8,141)	(188,409)	910,876
Fidelity Series Emerging Markets Debt Fund	172,129	17,971	3,778	1,956	(13)	(2,988)	183,321
Fidelity Series Emerging Markets Debt Local Currency Fund	56,952	6,875	1,208	-	(21)	(2,127)	60,471
Fidelity Series Emerging Markets Fund	242,737	28,733	9,521	-	(118)	2,195	264,026
Fidelity Series Emerging Markets Opportunities Fund	2,195,952	321,122	116,647	-	(377)	(21,564)	2,378,486
Fidelity Series Floating Rate High Income Fund	33,749	3,337	738	353	2	412	36,762
Fidelity Series Government Money Market Fund 0.07%	4,045,829	126,551	840,038	709	-	-	3,332,342
Fidelity Series Growth Company Fund	768,927	119,065	59,204	-	2,943	62,649	894,380
Fidelity Series High Income Fund	198,248	17,476	4,730	2,429	8	(658)	210,344
Fidelity Series Inflation-Protected Bond Index Fund	2,977,887	117,905	735,458	-	27,850	(22,180)	2,366,004
Fidelity Series International Credit Fund	5,238	34	-	35	-	(108)	5,164
Fidelity Series International Developed Markets Bond Index Fund	-	399,013	3,206	-	(21)	(3,191)	392,595
Fidelity Series International Growth Fund	926,988	127,479	21,316	-	(118)	19,669	1,052,702
Fidelity Series International Small Cap Fund	285,440	28,460	6,613	-	-	10,881	318,168
Fidelity Series International Value Fund	919,358	114,757	23,180	-	158	32,079	1,043,172
Fidelity Series Intrinsic Opportunities Fund	793,290	211,740	15,636	108,114	(836)	(79,342)	909,216
Fidelity Series Investment Grade Bond Fund	10,375,135	653,611	336,097	52,555	(3,082)	(136,863)	10,552,704
Fidelity Series Large Cap Stock Fund	690,818	133,486	21,714	40,792	(35)	(7,248)	795,307
Fidelity Series Large Cap Value Index Fund	258,076	33,403	5,026	-	7	9,809	296,269
Fidelity Series Long-Term Treasury Bond Index Fund	948,913	150,546	104,463	4,463	(12,370)	(2,685)	979,941
Fidelity Series Opportunistic Insights Fund	398,491	58,752	20,095	-	969	24,258	462,375
Fidelity Series Overseas Fund	929,231	123,590	32,126	-	(56)	29,079	1,049,718
Fidelity Series Real Estate Income Fund	119,607	10,278	4,429	2,105	244	(257)	125,443
Fidelity Series Short-Term Credit Fund	930,515	33,993	189,365	5,060	(1,202)	(7,031)	766,910
Fidelity Series Small Cap Discovery Fund	86,700	11,145	1,686	-	18	3,028	99,205
Fidelity Series Small Cap Opportunities Fund	287,500	95,845	9,740	69,200	(929)	(42,854)	329,822
Fidelity Series Stock Selector Large Cap Value Fund	588,915	79,056	15,985	-	115	23,679	675,780
Fidelity Series Value Discovery Fund	452,649	68,701	16,420	-	20	12,511	517,461
	31,376,455	4,894,459	2,698,960	605,936	5,919	(281,608)	33,296,265

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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